Accrued and other liabilities	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and other liabilities	Accrued and other liabilities
Accrued and other liabilities consist of the following:

Year ended December 31 (€, in millions)	2023	2024
Costs to be paid[1]	632.7	536.1
Personnel-related items	1,328.5	1,599.6
Derivative financial instruments[2]	156.7	113.6
Lease liabilities[3]	227.2	306.0
Provisions	76.7	100.8
Standard warranty reserve	142.3	158.9
Refund liability	—	309.4
Other	14.5	21.7
Accrued and other liabilities	2,578.6	3,146.1
Less: non-current portion of accrued and other liabilities	401.2	459.5
Current portion of accrued and other liabilities	2,177.4	2,686.6
1.Costs to be paid includes an amount payable to related parties. For further details, see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments, see Note 25 Financial risk management.
3.For further details on lease liabilities, see Note 14 Right-of-use assets and lease liabilities.
Costs to be paid represent ASML’s estimate of contractual liability as of the reporting date, to be settled in a future period, based upon the underlying terms and conditions. Costs to be paid as of December 31, 2024, include VAT payables and accrued costs for unbilled services provided by suppliers, including contracted labor, outsourced services and consultancy.
Personnel-related items mainly consist of accrued annual short-term incentive (STI) bonus plans, accrued vacation days, accrued pension premiums, accrued wage tax and accrued vacation allowance. The increase in the accrued personnel-related items compared to prior year is primarily attributable to an increase in the number of FTEs, higher wages and related cost, to support the continued growth of our business.
The refund liability represents the amount of consideration received from customers that ASML does not expect to be entitled to. Refund liabilities do not meet the definition of a contract liability.
The standard warranty reserve is based on historical product performance and total expected costs to fulfill our warranty obligation. Annually, we assess and update the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs. Total changes in standard warranty reserve for the years 2024 and 2023 are as follows:

Year ended December 31 (€, in millions)	2023	2024
Balance at beginning of year	143.6	142.3
Additions for the year	232.2	210.0
Utilization of the reserve	(233.3)	(193.5)
Effect of exchange rates	(0.2)	0.1
Balance at end of year	142.3	158.9